UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-4764

Dreyfus Municipal Bond Opportunity Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	4/30
Date of reporting period:	7/31/11

1

FORM N-Q

Item 1.                        Schedule of Investments.

2

STATEMENT OF INVESTMENTS
Dreyfus Municipal Bond Opportunity Fund
July 31, 2011 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--100.2%	Rate (%)	Date	Amount ($)	Value ($)
Arizona--3.8%
Arizona Health Facilities
Authority, Health Care
Facilities Revenue (The
Beatitudes Campus Project)	5.20	10/1/37	2,400,000	1,817,760
City of Phoenix, County of
Maricopa and the County of
Pima Industrial Development
Authorities, SFMR
(Collateralized: FHLMC, FNMA
and GNMA)	5.80	12/1/39	1,435,000	1,440,812
Glendale Western Loop 101 Public
Facilities Corporation, Third
Lien Excise Tax Revenue	7.00	7/1/33	5,000,000	5,263,050
Mohave County Industrial
Development Authority,
Correctional Facilities
Contract Revenue (Mohave
Prison, LLC Expansion Project)	8.00	5/1/25	5,000,000	5,487,800
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	5,000,000	4,305,900
California--15.4%
Anaheim Public Financing
Authority, Revenue (City of
Anaheim Electric System
Distribution Facilities)	5.25	10/1/34	3,185,000	3,301,730
California,
Economic Recovery Bonds	5.00	7/1/20	5,000,000	5,780,450
California,
GO (Insured; AMBAC)	6.00	2/1/18	2,245,000	2,740,741
California,

GO (Various Purpose)	5.25	10/1/20	2,300,000		2,649,462
California,
GO (Various Purpose)	5.75	4/1/31	7,725,000		8,316,580
California,
GO (Various Purpose)	6.50	4/1/33	5,000,000		5,606,200
California,
GO (Various Purpose)	6.00	11/1/35	3,000,000		3,252,330
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services)	6.50	10/1/38	2,955,000		3,243,408
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services) (Prerefunded)	6.50	10/1/18	45,000	a	58,606
California Pollution Control
Financing Authority, PCR (San
Diego Gas and Electric
Company) (Insured; National
Public Finance Guarantee Corp.)	5.90	6/1/14	7,710,000		8,660,720
California Statewide Communities
Development Authority, Revenue
(Sutter Health)	5.50	8/15/26	2,670,000		2,817,784
Chula Vista,
IDR (San Diego Gas and
Electric Company)	5.88	2/15/34	2,000,000		2,158,580
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	2,585,000		2,166,230
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/33	2,500,000		1,799,725
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	7.88	6/1/13	2,170,000	a	2,462,690
Golden State Tobacco

Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	7.90	6/1/13	1,920,000	a	2,179,795
Lincoln Community Facilities
District Number 2003-1,
Special Tax Bonds (Lincoln
Crossing Project) (Prerefunded)	6.00	9/1/13	3,145,000	a	3,547,623
Los Angeles Harbor Department,
Revenue	5.25	8/1/25	5,000,000		5,506,900
Sacramento County,
Airport System Senior Revenue	5.25	7/1/26	5,000,000		5,258,700
Sacramento County,
Airport System Senior Revenue	5.50	7/1/29	1,500,000		1,565,205
San Bernardino Community College
District, GO	6.25	8/1/33	2,000,000		2,235,680
Colorado--1.0%
Colorado Educational and Cultural
Facilities Authority, LR
(Community Colleges of
Colorado System Headquarters
Project) (Insured; AMBAC)	5.50	12/1/21	1,100,000		1,112,287
Colorado Housing and Finance
Authority, Single Family
Program Senior and Subordinate
Bonds (Collateralized; FHA)	7.15	10/1/30	25,000		25,501
Colorado Housing and Finance
Authority, Single Family
Program Senior and Subordinate
Bonds (Collateralized; FHA)	6.60	8/1/32	1,645,000		1,773,491
E-470 Public Highway Authority,
Senior Revenue	5.38	9/1/26	1,000,000		950,841
University of Colorado Regents,
University Enterprise Revenue	5.75	6/1/28	1,000,000		1,123,500
Connecticut--.6%
Connecticut Development Authority,
Water Facilities Revenue
(Aquarion Water Company of
Connecticut Project)	5.50	4/1/21	3,000,000		3,143,730
District of Columbia--.5%

Metropolitan Washington Airports
Authority, Airport System
Revenue	5.00	10/1/27	2,425,000		2,483,079
Florida--4.9%
Broward County Housing Finance
Authority, MFHR (Pembroke
Villas Project) (Insured;
Assured Guaranty Municipal
Corp.)	5.55	1/1/23	950,000		950,542
Citizens Property Insurance
Corporation, Coastal Account
Senior Secured Revenue	5.00	6/1/20	3,000,000		3,093,870
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.50	6/1/17	2,340,000		2,574,585
Miami-Dade County,
Aviation Revenue	5.00	10/1/30	2,000,000		2,012,300
Miami-Dade County,
Aviation Revenue (Miami
International Airport - Hub of
the Americas) (Insured;
Assured Guaranty Municipal
Corp.)	5.00	10/1/33	1,285,000		1,221,315
Miami-Dade County,
Water and Sewer System Revenue	5.00	10/1/28	2,600,000		2,757,846
Miami-Dade County Housing Finance
Authority, MFMR (Country Club
Villas II Project) (Insured;
Assured Guaranty Municipal
Corp.)	5.70	7/1/21	400,000		400,400
Orange County Housing Finance
Authority, MFHR (Seminole
Pointe Apartments)	5.75	12/1/23	2,580,000		2,419,343
Orlando Utilities Commission,
Utility System Revenue	5.00	10/1/19	2,325,000		2,724,947
Palm Bay,
Educational Facilities Revenue
(Patriot Charter School
Project)	7.00	7/1/36	215,000	b	64,502
Palm Bay,

Utility System Improvement
Revenue (Insured; National
Public Finance Guarantee Corp.)	0.00	10/1/20	1,845,000	c	1,198,623
Port of Palm Beach District,
Revenue (Insured; XLCA)	0.00	9/1/23	1,000,000	c	432,250
Saint Johns County Industrial
Development Authority, Revenue
(Presbyterian Retirement
Communities Project)	5.88	8/1/40	1,000,000		977,540
Seminole Water Control District,
Improvement Bonds (Unit of
Development Number 2)	6.75	8/1/22	1,470,000		1,447,627
Winter Park,
Water and Sewer Revenue
(Insured; AMBAC)	5.38	12/1/18	1,730,000		1,817,244
Georgia--2.7%
Atlanta,
Airport General Revenue	5.00	1/1/27	3,000,000		3,023,430
Atlanta,
Water and Wastewater Revenue	6.00	11/1/26	3,550,000		3,958,853
Atlanta,
Water and Wastewater Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	11/1/34	2,000,000		2,062,660
DeKalb County Hospital Authority,
RAC (DeKalb Medical Center,
Inc. Project)	6.00	9/1/30	4,250,000		4,309,117
Hawaii--1.5%
Hawaii,
Airports System Revenue	5.25	7/1/26	3,575,000		3,755,359
Hawaii Department of Budget and
Finance, Special Purpose
Revenue (Hawai'i Pacific
Health Obligated Group)	5.63	7/1/30	3,695,000		3,654,540
Illinois--7.5%
Chicago,
General Airport Third Lein
Revenue (Chicago O'Hare
International Airport)
(Insured; National Public

Finance Guarantee Corp.)	5.25	1/1/17	3,500,000	3,970,925
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Revenues)	5.25	12/1/25	10,000,000	10,328,000
Illinois,
GO	5.00	1/1/17	2,500,000	2,774,850
Illinois,
GO	5.00	1/1/22	2,500,000	2,604,525
Illinois,
GO	5.00	1/1/24	2,500,000	2,542,875
Illinois Development Finance
Authority, Revenue (Community
Rehabilitation Providers
Facilities Acquisition Program)	8.25	8/1/12	216,484	169,687
Illinois Finance Authority,
Revenue (The Carle Foundation)	5.00	8/15/18	2,500,000	2,758,700
Metropolitan Pier and Exposition
Authority, Dedicated State Tax
Revenue (McCormick Place
Expansion Project) (Insured;
National Public Finance
Guarantee Corp.)	5.50	6/15/23	5,000,000	5,201,950
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	5.50	6/1/23	1,750,000	1,818,600
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	6.00	6/1/28	3,975,000	4,105,817
Kansas--1.6%
Kansas Development Finance
Authority, Revenue (Lifespace
Communities, Inc.)	5.00	5/15/30	1,500,000	1,378,095
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FNMA and GNMA)	5.55	6/1/38	1,215,000	1,248,279
Wichita,
HR (Via Christi Health System,
Inc.)	6.25	11/15/19	2,000,000	2,044,860

Wichita,
HR (Via Christi Health System,
Inc.)	6.25	11/15/20	3,000,000	3,067,290
Kentucky--3.3%
Mount Sterling,
LR (Kentucky League of Cities
Funding Trust Program)	6.10	3/1/18	5,500,000	6,022,610
Ohio County,
PCR (Big Rivers Electric
Corporation Project)	6.00	7/15/31	2,500,000	2,527,700
Pendleton County,
Multi-County LR (Kentucky
Association of Counties
Leasing Trust Program)	6.40	3/1/19	6,000,000	7,287,960
Louisiana--1.1%
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.75	11/1/32	2,000,000	2,094,000
Saint James Parish,
SWDR (Freeport-McMoRan
Partnership Project)	7.70	10/1/22	3,020,000	3,031,959
Maine--.4%
Maine Health and Higher
Educational Facilities
Authority, Revenue
(MaineGeneral Medical Center
Issue)	7.50	7/1/32	2,000,000	2,158,080
Massachusetts--2.9%
Massachusetts Department of
Transportation, Metropolitan
Highway System Senior Revenue	5.00	1/1/27	5,000,000	5,261,200
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	6.25	1/1/27	2,250,000	2,340,788
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	5.50	11/15/36	3,500,000	3,820,985

Massachusetts Industrial Finance
Agency, Water Treatment
Revenue
(Massachusetts-American
Hingham Project)	6.95	12/1/35	2,450,000	2,449,828
Michigan--9.3%
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.00	7/1/27	3,000,000	3,528,930
Detroit School District,
School Building and Site
Improvement Bonds (GO -
Unlimited Tax) (Insured; FGIC)	5.00	5/1/28	5,000,000	4,935,400
Kent Hospital Finance Authority,
Revenue (Spectrum Health
System)	5.50	11/15/25	2,500,000	2,697,575
Lansing Board of Water and Light,
Utility System Revenue	5.50	7/1/41	2,500,000	2,654,000
Michigan Building Authority,
Revenue (Facilities Program)
(Insured; Assured Guaranty
Municipal Corp.)	5.50	10/15/18	1,500,000	1,512,750
Michigan Building Authority,
Revenue (Facilities Program)
(Insured; Assured Guaranty
Municipal Corp.)	5.50	10/15/19	8,500,000	8,569,105
Michigan Strategic Fund,
LOR (State of Michigan
Cadillac Place Office Building
Project)	5.00	10/15/17	2,590,000	2,904,038
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	6,725,000	6,297,559
Pontiac Tax Increment Finance
Authority, Tax Increment
Revenue (Development Area
Number 3)	6.25	6/1/22	610,000	397,885
Pontiac Tax Increment Finance
Authority, Tax Increment

Revenue (Development Area
Number 3) (Prerefunded)	6.25	6/1/12	2,640,000	a	2,797,397
Romulus Economic Development
Corporation, Limited
Obligation EDR (Romulus HIR
Limited Partnership Project)
(Insured; ITT Lyndon Property
Insurance Company)	7.00	11/1/15	5,000,000		6,194,350
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport)	5.00	12/1/18	2,500,000		2,650,500
Missouri--1.7%
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	5.38	12/1/27	2,470,000		2,488,994
Missouri Highways and
Transportation Commission,
Second Lien State Road Revenue	5.25	5/1/22	5,000,000		5,684,350
Missouri Housing Development
Commission, SFMR
(Homeownership Loan Program)
(Collateralized: FNMA and GNMA)	6.30	9/1/25	45,000		45,936
Nevada--1.0%
Clark County,
Airport System Subordinate
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/26	2,860,000		2,980,435
Clark County,
Passenger Facility Charge
Revenue (Las Vegas-McCarran
International Airport)	5.00	7/1/30	2,000,000		2,025,300
New Jersey--4.9%
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.75	9/1/23	3,250,000		3,636,490
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;

AMBAC)	5.50	9/1/24	6,300,000		6,967,170
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.25	12/15/19	3,000,000		3,399,450
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/23	2,000,000		1,819,400
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.63	6/1/26	2,640,000		2,116,884
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	7.00	6/1/13	5,135,000	a	5,758,800
New Mexico--1.1%
Jicarilla Apache Nation,
Revenue	5.50	9/1/23	5,000,000		5,209,250
New York--7.5%
Austin Trust
(Port Authority of New York
and New Jersey, Consolidated
Bonds, 151st Series)	6.00	9/15/28	9,690,000	d,e	10,452,215
Long Island Power Authority,
Electric System General Revenue	6.00	5/1/33	5,000,000		5,529,100
Metropolitan Transportation
Authority, Transportation
Revenue	5.25	11/15/28	2,500,000		2,653,650
New York City Health and Hospital
Corporation, GO	5.00	2/15/18	5,265,000		5,989,622
New York State Dormitory
Authority, Revenue (New York
University) (Insured; National
Public Finance Guarantee Corp.)	6.00	7/1/17	3,500,000		4,267,235
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.25	12/1/37	5,000,000		4,864,300

New York State Dormitory
Authority, Revenue (State
University Educational
Facilities)	7.50	5/15/13	2,500,000		2,782,375
North Carolina--2.5%
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	7.00	1/1/13	3,080,000		3,178,036
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; AMBAC)	6.00	1/1/18	7,500,000		8,882,175
Ohio--2.1%
Cleveland-Cuyahoga County Port
Authority, Senior Special
Assessment/Tax Increment
Revenue (University Heights -
Public Parking Garage Project)	7.35	12/1/31	3,000,000		3,000,150
Hamilton County,
Sales Tax Refunding and
Improvement Bonds (Insured;
AMBAC)	0.00	12/1/25	14,865,000	c	7,033,077
Oklahoma--.9%
Oklahoma Municipal Power
Authority, Power Supply System
Revenue	6.00	1/1/38	4,000,000		4,252,200
Oregon--1.1%
Oregon Department of
Administrative Services,
Lottery Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	4/1/26	4,885,000		5,262,708
Pennsylvania--2.8%
Allegheny County Port Authority,
Special Transportation Revenue	5.25	3/1/23	2,715,000		2,985,713
Harrisburg Authority,
University Revenue (The
Harrisburg University of
Science and Technology Project)	6.00	9/1/36	1,150,000		993,117
Pennsylvania Higher Educational
Facilities Authority, Revenue

(University of Pennsylvania
Health System)	6.00	8/15/26	5,000,000	5,550,250
Philadelphia School District,
GO	5.25	9/1/23	4,000,000	4,274,560
South Carolina--1.1%
South Carolina Public Service
Authority, Revenue Obligations	5.50	1/1/38	5,000,000	5,333,450
Tennessee--.5%
Johnson City Health and
Educational Facilities Board,
HR (Mountain States Health
Alliance)	6.00	7/1/38	2,435,000	2,481,995
Texas--7.2%
Brazos River Authority,
PCR (TXU Energy Company LLC
Project)	5.00	3/1/41	1,500,000	400,560
Brazos River Authority,
Revenue (Reliant Energy, Inc.
Project)	5.38	4/1/19	3,250,000	3,252,210
Houston,
Airport System Subordinate
Lien Revenue	5.00	7/1/17	2,500,000	2,761,550
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.75	1/1/40	11,850,000	12,270,083
North Texas Tollway Authority,
Second Tier System Revenue	5.75	1/1/38	5,510,000	5,533,142
Southwest Independent School
District, Unlimited Tax Bonds
(Permanent School Fund
Guarantee Program)	5.25	2/1/25	6,110,000	7,292,285
Texas Turnpike Authority,
Central Texas Turnpike System
Revenue (Insured; AMBAC)	5.75	8/15/38	3,375,000	3,383,505
Virginia--.7%
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	6.25	7/1/31	3,470,000	3,646,484

Washington--3.2%
Chelan County Public Utility
District Number 1,
Consolidated System Revenue	5.00	7/1/17	2,180,000	2,489,189
Washington Public Power Supply
System, Revenue (Nuclear
Project Number 3) (Insured;
National Public Finance
Guarantee Corp.)	7.13	7/1/16	10,425,000	13,191,065
Wisconsin--1.3%
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	5.50	4/15/29	2,200,000	2,237,862
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	6.40	4/15/33	4,000,000	4,065,440
U.S. Related--4.1%
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/28	1,000,000	1,070,160
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/15	5,315,000	5,813,069
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/26	3,000,000	3,114,630
Puerto Rico Public Finance
Corporation, Revenue (Insured;
Assured Guaranty Municipal
Corp.)	6.00	8/1/26	2,500,000	3,199,350
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/39	1,500,000	1,578,810
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	5,000,000	5,239,200
Total Long-Term Municipal Investments
(cost $461,903,873)				487,679,816
Short-Term Municipal	Coupon	Maturity	Principal
Investments--.9%	Rate (%)	Date	Amount ($)	Value ($)
California--.4%

California,
GO Notes
(Kindergarten-University)
(LOC: California State
Teachers Retirement System and
Citibank NA)	0.21	8/1/11	1,800,000	f	1,800,000
New York--.5%
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.22	8/1/11	1,500,000	f	1,500,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.22	8/1/11	900,000	f	900,000
Total Short-Term Municipal Investments
(cost $4,200,000)					4,200,000
Total Investments (cost $466,103,873)			101.1%		491,879,816
Liabilities, Less Cash and Receivables			(1.1%)		(5,128,119)
Net Assets			100.0%		486,751,697

a

These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

b	Non-income producing--security in default.
c	Security issued with a zero coupon. Income is recognized through the accretion of discount.
d	Collateral for floating rate borrowings.
e

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2011, this security was valued at $10,452,215 or 2.1% of net assets.

f	Variable rate demand note - rate shown is the interest rate in effect at July 31, 2011. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At July 31, 2011, the aggregate cost of investment securities for income tax purposes was $466,103,873. Net unrealized appreciation on investments was $25,775,943 of which $29,121,061 related to appreciated investment securities and $3,345,118 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access

AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue

SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2011 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	491,815,314	64,502	491,879,816

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Municipal Bonds ($)
Balance as of 4/30/2011	-
Realized gain (loss)	-
Change in unrealized appreciation
(depreciation)	-
Net purchases (sales)	-
Transfers in and/or out of Level 3	64,500
Balance as of 7/31/2011	64,502
The amount of total gains (losses) for the period
included in earnings attributable to the change in
unrealized gains (losses) relating to investments
still held at 7/31/2011	-

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

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FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Bond Opportunity Fund

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	September 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	September 23, 2011

By: /s/ James Windels
James Windels Treasurer
Date:	September 23, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

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